Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total original costs	¥ 245,430		¥ 4,202
Less: accumulated amortization	(11,491)		(3,197)
Currency translation difference	126
Net book value	234,065	$ 33,471	1,005
Artificial Intelligence Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total original costs	241,228
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total original costs	3,245		3,245
Membership [Member]
Finite-Lived Intangible Assets [Line Items]
Total original costs	¥ 957		¥ 957